Customer Loans and Valuation Accounts	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Customer Loans and Valuation Accounts
CUSTOMER LOANS AND VALUATION ACCOUNTS

Customer loans, net of unearned finance fees, consist of the following (in thousands):

	Pawn	Consumer Loan	Total
December 31, 2013
Total customer loans	$115,234	$1,534	$116,768
Less allowance for doubtful accounts	—	(84)	(84)
	$115,234	$1,450	$116,684

December 31, 2012
Total customer loans	$103,181	$1,990	$105,171
Less allowance for doubtful accounts	—	(111)	(111)
	$103,181	$1,879	$105,060